Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	EHEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33071
Entity Tax Identification Number	56-2357876
Entity Address, Address Line One	9190 PRIORITY WAY WEST DR., SUITE 110
Entity Address, City or Town	INDIANAPOLIS
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46240
City Area Code	737
Local Phone Number	248-2340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EHTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001333493
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	46240
Entity Address, State or Province	IN
Entity Address, City or Town	INDIANAPOLIS
Entity Address, Address Line One	9190 PRIORITY WAY WEST DR., SUITE 110